Goldman Sachs Dynamic Allocation Fund
Goldman Sachs Dynamic Allocation Fund—Summary
Investment Objective
The Goldman Sachs Dynamic Allocation Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 99 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-130 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Goldman Sachs Dynamic Allocation Fund		Class A	Class C	Institutional	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Goldman Sachs Dynamic Allocation Fund		Class A	Class C	Institutional	Class IR	Class R
Management Fees		0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	0.50%
Other Expenses	[1]	0.25%	0.25%	0.09%	0.26%	0.26%
Acquired Fund Fees and Expenses		0.14%	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	[2]	1.52%	2.27%	1.11%	1.28%	1.78%
Fee Waiver and Expense Limitation	[3]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses	[4][5]	1.42%	2.17%	1.01%	1.18%	1.68%
[1]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of no higher than 0.84% as an annual percentage rate of the average daily net assets of the Fund (achieved by applying this rate to the first $1 billion in Fund assets, and the lower contractual rates thereafter); and (ii) to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least April 30, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[4]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[5]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Dynamic Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	687	995	1,324	2,255
Class C Shares	320	700	1,206	2,598
Institutional Shares	103	343	602	1,343
Class IR Shares	120	396	693	1,536
Class R Shares	171	551	955	2,086

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Dynamic Allocation Fund Class C Shares	220	700	1,206	2,598

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2012 was 177% of the average value of its portfolio.
Principal Strategy
The Fund is intended for investors who seek capital appreciation but also seek asset class and risk diversification.

The Fund seeks to achieve its investment objective by investing primarily in exchange-traded funds ("ETFs"), futures, swaps, structured notes and other derivatives that provide exposure to a broad spectrum of asset classes, including but not limited to equities (both in US and non-US companies), fixed income (US and non-US, investment grade and high yield) and commodities. Goldman Sachs Asset Management, L.P. ("GSAM" or the "Investment Adviser") manages the Fund dynamically by changing the Fund's allocations to these asset classes based on the Investment Adviser's tactical views and in response to changing market conditions.

The Investment Adviser's Quantitative Investment Strategies Group uses a disciplined, rigorous and quantitative approach, in combination with a qualitative overlay, in allocating to the asset classes in which the Fund invests.
  The Fund's tactical allocation models use financial and economic factors that seek to capture the expected return and expected volatility of global asset classes across markets. In allocating to each of the Fund's asset classes—including, but not limited to, equities, fixed income, and commodities—the Investment Adviser may consider the expected volatility of the Fund's overall portfolio and the risk contribution of each asset class. The asset classes used by the Fund's tactical allocation models may vary. Moreover, not all of the Fund's asset classes may contribute to expected portfolio volatility at a given time, due to market opportunities, compliance with regulatory constraints, changes in the Fund's investment process, or other factors.
  Within a given asset class, the Quantitative Investment Strategies Group will consider a number of factors in selecting individual securities and investment types, including: cost, trading volume and efficiency and regulatory considerations.
  Additionally, as a measure against inflation, the Fund will typically allocate some portion of its assets to commodity linked instruments and Treasury Inflation Protected Securities ("TIPS"), asset classes that are intended to (and have historically) provide higher returns during inflationary periods.
  As a result of the Fund's use of derivatives, the Fund may also hold significant amounts of U.S. Treasury or short-term investments, including money market funds.
  On a regular basis (typically monthly), the Investment Adviser will assess the risk contribution of each asset class and rebalance accordingly.
The Investment Adviser will tactically shift the Fund's portfolio weightings among the different asset classes both to take advantage of changing market opportunities for greater capital appreciation and in response to changing market risk conditions. At any given time, the Fund will establish overweight positions in those asset classes that the Investment Adviser believes will outperform relative to other asset classes and hold underweight positions in those asset classes that the Investment Adviser believes will underperform on a relative basis. Additionally, the Investment Adviser may adjust the Fund's asset class allocation based on the information provided by its Market Sentiment Indicator (the "Indicator"). The Indicator is a proprietary composite of various measures of financial disruption, such as the volatility of the S&P 500 Index and credit spreads. Credit spreads measure the difference in the yield of higher yielding bond sectors relative to Treasury bonds. When those spreads widen, this can indicate higher levels of uncertainty or distress in financial markets. When the Indicator signals high market distress, the Investment Adviser may allocate more of the Fund's assets to cash or other less risky assets. There is no guarantee that the Investment Adviser's asset allocation model or Indicator will be successful predictors of future market activity.

The Investment Adviser may also establish a short position for the Fund with respect to an asset class that the Investment Adviser believes will underperform over a particular time period. The Fund may also use leverage (e.g. by borrowing or through derivatives).

The Investment Adviser may, in its discretion, make changes to its tactical allocation and other models, including the Indicator, or use other models that are based on the Investment Adviser's proprietary research.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("INVESTMENT COMPANY ACT"), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency. While the Fund offers a greater level of diversification than many other types of mutual funds, the Fund may not provide a complete investment program for an investor. There can be no assurance that the Fund will achieve its investment objective. Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Absence of Regulation. The Fund engages in over-the-counter ("OTC") transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges.

Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Fund invests may involve companies in the financial services sector, and events affecting the financial services sector may cause the Fund's share value to fluctuate.

Credit/Default Risk. An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund's liquidity and cause significant deterioration in net asset value ("NAV"). To the extent that the Fund invests in non-investment grade fixed income securities, these risks will be more pronounced.

Derivatives Risk. Loss may result from the Fund's investments in options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Expenses Risk. By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and real estate investment trusts ("REITs") indirectly through the Fund, the investor will incur a proportionate share of the expenses of those other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees), in addition to the expenses of the Fund.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Leverage Risk. Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund's investment portfolio may be subject.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions.

Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser's use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Short Position Risk. The Fund may enter into a short position through a futures contract, an option or swap agreement or by shorting a security directly. Taking short positions involves leverage of the Fund's assets and presents various risks. If the price of the underlying instrument or market on which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate and may exceed the amount invested.

Tax Risk. The tax treatment of the Fund's commodity-linked investments may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the Internal Revenue Service (the "IRS") that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), or otherwise affect the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.

Treasury Inflation Protected Securities Risk. The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government securities will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares for the past calendar year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares compare to those of broad-based securities market indices and to the Dynamic Allocation Fund Composite Index, a composite prepared by the Investment Adviser representing the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Dynamic Allocation Fund Composite Index is comprised of the Morgan Stanley Capital International All Country World Index Investable Market Index (“MSCI ACWI IMI”) (net, unhedged) (60%) and the Barclays Global Aggregate Bond Index (USD, hedged) (40%). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

Best Quarter Q3 '12 +5.53% Worst Quarter Q3 '11 –6.42%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2012
Average Annual Total Returns Goldman Sachs Dynamic Allocation Fund	1 Year	Since Inception	Inception Date
Class A Shares	1.75%	2.39%	Jan. 05, 2010
Class A Shares Returns After Taxes on Distributions	0.67%	1.81%	Jan. 05, 2010
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.29%	1.75%	Jan. 05, 2010
Class C Shares	5.83%	3.60%	Jan. 05, 2010
Institutional Shares	8.06%	4.75%	Jan. 05, 2010
Class IR Shares	7.89%	4.60%	Jan. 05, 2010
Class R Shares	7.48%	4.10%	Jan. 05, 2010
Bank of America Merrill Lynch USD LIBOR 1-Month Constant Maturity Index (LUS1) (reflects no deduction for fees, expenses, or taxes)	0.31%	0.30%
Morgan Stanley Capital International All Country World Index Investable Market Index (net, unhedged) (reflects no deduction of fees, expenses, or taxes)	16.33%	6.26%
Barclays Global Aggregate Bond Index (USD, hedged) (reflects no deduction for fees, expenses, or taxes)	5.70%	5.15%
Dynamic Allocation Fund Composite Index	11.65%	6.07%

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and the returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.